Deposits - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Deposits [Abstract]
Time deposits, including certificates of deposit issued in amounts of 10 million Yen or more	¥ 1,012,834	¥ 1,064,398